Shareholder Report, Holdings (Details) - C000224331 [Member]	Aug. 31, 2024 [1]
Other States [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	5.20%
CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	12.20%
COLORADO
Holdings [Line Items]
Percent of Total Investments	5.90%
FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.20%
ILLINOIS
Holdings [Line Items]
Percent of Total Investments	5.50%
INDIANA
Holdings [Line Items]
Percent of Total Investments	10.30%
NEW YORK
Holdings [Line Items]
Percent of Total Investments	15.40%
PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.50%
TEXAS
Holdings [Line Items]
Percent of Total Investments	6.10%
VIRGINIA
Holdings [Line Items]
Percent of Total Investments	4.30%

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.